Summary of Significant Accounting Policies (Details)	12 Months Ended
	Apr. 30, 2026 USD ($) Segments	Apr. 30, 2026 JPY (¥) Segments	Apr. 30, 2025 JPY (¥)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2026 JPY (¥)
Summary of Significant Accounting Policies [Line Items]
Reportable segment | Segments	1	1
Crypto asset fair value	$ 1,727		¥ 188,949		¥ 270,479
Crypto asset, cost, total			148,145
Crypto asset, number of units, total	0.74				0.74
Fair value gain(loss) on digital assets	$ 745	¥ 116,715	(156,213)	¥ (61,860)
General and administrative expenses	12,806,766	2,006,307,904
Fair value of warrants	8,527,678	1,335,946,093
Royalty revenue	1,636,035	256,301,192	440,361,163	179,355,651
Factoring receivables	414,911	65,000,000
Related financing charges	45,224	7,084,800
Fair value of warrant | $	8,527,679
Royalty Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Royalty revenue	30	4,682
Series P Preference Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Number of shares consulting services in acquisition	$ 4,279,087	¥ 670,361,811
Buildings [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment useful life	27 years 6 months				27 years 6 months
Vehicles [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment useful life	3 years				3 years
Binance Coin [Member]
Summary of Significant Accounting Policies [Line Items]
Crypto asset fair value			14,468
Crypto asset, cost, total			¥ 5,619
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1				1
JPY [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1.5666				1.5666
Customer Concentration Risk [Member] | One Client [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			84.30%
Customer Concentration Risk [Member] | Two Clients [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			15.70%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	40.80%	40.80%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	31.40%	31.40%	50.70%	42.60%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	34.30%	34.30%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	33.80%	33.80%	35.70%	27.20%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	14.90%	14.90%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	17.90%	17.90%		21.50%
One Vendor [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			30.20%
One Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	36.67%	36.67%
One Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	61.00%	61.00%	30.30%	50.70%
Two Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	22.77%	22.77%	24.50%
Two Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	21.00%	21.00%	25.60%	44.00%
Three Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			15.00%
Three Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	10.00%	10.00%	11.90%
Four Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			11.20%
Four Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			10.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Tax benefit	50.00%	50.00%
Minimum [Member] | Computer Hardware and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment useful life	3 years				3 years
Minimum [Member] | Furniture, Fixtures and Office Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment useful life	2 years				2 years
Maximum [Member] | Computer Hardware and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment useful life	5 years				5 years
Maximum [Member] | Furniture, Fixtures and Office Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment useful life	5 years				5 years